DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
DISTRIBUTION OF PROFITS
15.	DISTRIBUTION OF PROFITS
Subsidiaries of SCIH incorporated in Macau are required to set aside a minimum of
25
% of the entity’s profit after tax to the legal reserve until the balance of the legal reserve reaches a level equivalent to
50
% of the entity’s share capital in accordance with the provisions of the Macau Commercial Code. The legal reserve is not available for distribution to the shareholders of the subsidiaries. The appropriation of the legal reserve is recorded in the subsidiaries’ financial statements in the year in which it is approved by the shareholders of the relevant subsidiaries. As of December 31, 2025 and 2024, the balance of the legal reserve amounted to $
6
and $
6
,
respectively.

The Company’s borrowings, subject to certain exceptions and conditions, contain certain restrictions on paying dividends and other distributions, as defined in the respective indentures governing the relevant senior notes and credit facility agreements, and disclosed in Note 9 under each of the respective borrowings.

During the years ended December 31, 2025, 2024 and 2023, SCIH did not declare or pay any cash dividends on the ordinary shares. No dividends have been proposed since the end of the reporting period.